Hartford Core Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Hartford Core Bond ETF | Hartford Core Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	2.20%	6.62%	(14.43%)	(1.72%)